Report of Directors Corporate Governance - Scheme interests awarded (Details) £ / shares in Units, £ in Thousands		12 Months Ended
	Feb. 26, 2018 GBP (£) shares £ / shares	Dec. 31, 2018 £ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price on date of grant (in gbp per share) | £ / shares	£ 7.234	£ 6.469
LTI deferred shares 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance period		3 years
Retention period		1 year
Percentage of maximum opportunity if minimum performance is achieved		0.00%
Award as a percentage of base salary		319.00%
Expected dividend yield (in gbp per share) | £ / shares		£ 5.645
LTI deferred shares 2 | Tranche 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		20.00%
LTI deferred shares 2 | Tranche 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		20.00%
LTI deferred shares 2 | Tranche 3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		20.00%
LTI deferred shares 2 | Tranche 4
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		20.00%
LTI deferred shares 2 | Tranche 5
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		20.00%
Deferred shares 3 | Tranche 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		20.00%
Deferred shares 3 | Tranche 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		20.00%
Deferred shares 3 | Tranche 3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		20.00%
Deferred shares 3 | Tranche 4
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		20.00%
Deferred shares 3 | Tranche 5
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		20.00%
Top of range | LTI deferred shares 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Claw-back period		10 years
Iain Mackay | Tranche 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		20.00%
Iain Mackay | Tranche 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		20.00%
Iain Mackay | Tranche 3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		20.00%
Iain Mackay | Tranche 4
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		20.00%
Iain Mackay | Tranche 5
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		20.00%
Iain Mackay | LTI deferred shares 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Face value awarded | £	£ 2,860
Percentage receivable for minimum performance	25.00%
Number of shares awarded (in shares) | shares	395,388
Marc Moses | LTI deferred shares 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Face value awarded | £	£ 2,860
Percentage receivable for minimum performance	25.00%
Number of shares awarded (in shares) | shares	395,388
John Flint | LTI deferred shares 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected dividend yield (in gbp per share) | £ / shares		£ 5.645
John Flint | Deferred shares 3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Face value awarded | £	£ 1,201
Percentage receivable for minimum performance	0.00%
Number of shares awarded (in shares) | shares	166,014
Retention period		1 year
Percentage of award deferred		60.00%
Percentage of award granted		50.00%
Stuart Gulliver | Tranche 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		20.00%
Stuart Gulliver | Tranche 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		20.00%
Stuart Gulliver | Tranche 3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		20.00%
Stuart Gulliver | Tranche 4
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		20.00%
Stuart Gulliver | Tranche 5
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		20.00%
Stuart Gulliver | LTI deferred shares 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award as a percentage of base salary		170.00%
Expected dividend yield (in gbp per share) | £ / shares		£ 5.645
Stuart Gulliver | Deferred shares 3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Face value awarded | £	£ 1,635
Percentage receivable for minimum performance	0.00%
Number of shares awarded (in shares) | shares	226,072
Retention period		1 year
Percentage of award deferred		60.00%